Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of bank borrowings

	As of December 31,
	2019	2020
1-year revolving loans denominated in RMB at interest rates ranging from 4.50% to 5.22% (2019: 4.76% to 5.22%) per annum	9,636	5,584
Half-year revolving loan denominated in RMB at interest rates ranging from 3.45% to 6.35% (2019: 4.75% to 7.00%) per annum	9,851	35,104
1-year revolving loan denominated in US$ at interest rates ranging from (2019: 2.76% to 2.90%) per annum	8,584	-
Revolving service trade loan denominated in HK$ at interest rates ranging from 4.03% to 4.43% (2019: 6.01% to 6.35%) per annum	2,780	3,999
Rollover period revolving loan denominated in US$ at an interest rate of 4.59% (2019: 6.01%) per annum	6,000	1,000
3-month revolving loan denominated in RMB at an interest rate of 3.25% per annum	-	10,353
	36,851	56,040